Scudder Kemper Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110
                                                September 2, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Kemper Index 500 Portfolio (the "Portfolio"), a Series of Kemper Variable Series (the "Fund") (Reg. No. 33-11802) (811-5002);
         Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Portfolio, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 31, 1999.

         Comments or questions concerning this certificate may be directed to Robyn Reed at (617) 295-2558.


                                                Very truly yours,



                                                By: /s/Caroline Pearson
                                                    ----------------------------
                                                    Caroline Pearson
                                                    Assistant Secretary
                                                    Kemper Variable Series